SCHEDULE OF OTHER NON-CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets, non-current, net	$ 2,948,681	$ 4,302,000
Total	$ 2,948,681	$ 4,302,000